EMPLOYEE COMPENSATION AND BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Short-term employee compensation and benefits	$ 203	$ 178
Long-term employee compensation and benefits	32	30
Share-based payments	2	2
Employee compensation and benefits	$ 237	$ 210